Intangibles (Tables) - Ambulnz, Inc. [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Intangibles (Tables) [Line Items]
Schedule of intangible assets	ber 31, 2020:
	June 30, 2021
	Estimated Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Patents	15 years	$35,633	$(4,989)	$30,644
Computer software	5 years	294,147	(190,360)	103,787
Operating licenses	Indefinite	8,375,514	—	8,375,514
Internally developed software	4 – 5 years	5,201,054	(2,893,234)	2,307,820
		$13,906,348	$(3,088,583)	$10,817,765
	December 31, 2020
	Estimated Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Patents	15 years	$23,382	$(4,107)	$19,275
Computer software	5 years	294,148	(161,332)	132,816
Operating licenses	Indefinite	8,375,514	—	8,375,514
Internally developed software	4 – 5 years	4,189,662	(2,043,161)	2,146,501
		$12,882,706	$(2,208,600)	$10,674,106

	December 31, 2020
	Estimated Useful Life (Years)	Gross Carrying Amount	Additions	Accumulated Amortization	Net Carrying Amount
Patents	15 years	$17,197	$6,185	$(4,107)	$19,275
Computer software	5 years	279,249	14,899	(161,332)	132,816
Operating licenses	Indefinite	8,175,514	200,000	—	8,375,514
Internally developed software	4 – 5 years	2,256,001	1,933,661	(2,043,161)	2,146,501
		$10,727,961	$2,154,745	$(2,208,600)	$10,674,106
	December 31, 2019
	Estimated Useful Life (Years)	Gross Carrying Amount	Additions	Accumulated Amortization	Net Carrying Amount
Patents	15 years	$9,630	$7,567	$(2,783)	$14,414
Computer software	5 years	258,901	20,348	(103,120)	176,129
Operating licenses	Indefinite	7,462,210	713,304	—	8,175,514
Internally developed software	4 – 5 years	645,112	1,610,889	(651,482)	1,604,519
		$8,375,853	$2,352,108	$(757,385)	$9,970,576

Schedule of future amortization expense
Amortization Expense
2021, remaining	$560,501
2022	1,098,366
2023	573,198
2024	116,643
2025	73,602
Thereafter	19,941
Total	$2,442,251

Years ending December 31,	Amortization Expense
2021	899,762
2022	889,158
2023	438,741
2024	50,275
Thereafter	20,656
Total	$2,298,592